SHAREHOLDERS EQUITY	12 Months Ended
Dec. 28, 2025
SHAREHOLDERS EQUITY
SHAREHOLDERS' EQUITY

NOTE 8 – SHAREHOLDERS’ EQUITY

Authorized Shares

The Company is authorized to issue up to 50,000,000 shares of common stock, par value $0.002 per share, and up to 2,000,000 shares of preferred stock, par value $0.001 per share. The preferred stock is currently undesignated and may be issued from time to time in one or more series with such rights, preferences, and privileges as determined by the Company’s board of directors.

As of December 28, 2025, and December 29, 2024, 6,154,724 shares of common stock were issued and outstanding, and no shares of preferred stock were issued or outstanding.

Initial Public Offering and Warrants

On November 12, 2021, the Company completed its initial public offering (“IPO”) of units, each consisting of one share of common stock and one five-year stock purchase warrant exercisable to purchase one share of common stock at an exercise price of $5.50 per share. The Company may redeem the warrants under certain conditions.

In the IPO, the Company issued 2,400,000 shares of common stock and an aggregate of 2,760,000 stock purchase warrants, which included 360,000 warrants issued to the underwriters pursuant to a partial exercise of their overallotment option at $0.01 per warrant. The estimated fair value of the warrants at the date of issuance, net of the exercise proceeds, was $360,000 and was recorded as an additional cost of the offering. After deducting underwriting discounts, commissions, and other offering costs, the Company received net proceeds from the IPO of $10,696,575.

During 2022, holders exercised 13,612 public warrants for aggregate proceeds of $74,866. As of December 28, 2025, 2,746,838 public warrants remained outstanding, each exercisable to purchase one share of common stock at an exercise price of $5.50 per share. All remaining public warrants expire on November 12, 2026, unless earlier exercised or redeemed in accordance with their terms.

Share Repurchase Authorization

On June 6, 2024, the Company’s board of directors authorized a share repurchase program pursuant to which the Company may repurchase up to 625,000 shares of its common stock, representing approximately 10.0% of the Company’s outstanding shares at the time of authorization (the “Repurchase Program”). There is no predetermined overall limit on the aggregate purchase price of shares that may be repurchased under the Repurchase Program.

As of December 28, 2025, the Company had repurchased an aggregate of 306,394 shares, including 91,394 shares under the Repurchase Program, all of which were repurchased during fiscal 2024. As a result, the Company may repurchase up to an additional 533,606 shares under the Repurchase Program. The Company expects to fund repurchases with available cash.

Repurchases may be made from time to time in open market purchases, privately negotiated transactions, or otherwise, subject to market conditions, applicable legal requirements, and other considerations. The Repurchase Program does not obligate the Company to repurchase any specific number of shares and may be suspended, modified, or terminated at any time without prior notice. The Repurchase Program does not have an expiration date.

Shares repurchased under the Repurchase Program are recorded as treasury stock and accounted for under the cost method.

At-the-Market Offering Program

On December 13, 2024, as amended on November 21, 2025, the Company entered into an Equity Distribution Agreement (the “Distribution Agreement”) with Maxim Group LLC (“Maxim”), pursuant to which the Company may sell shares of its common stock, par value $0.002 per share, from time to time through an “at-the-market” offering program, with Maxim acting as sales agent.

Pursuant to the applicable prospectus supplement, the Company may offer and sell shares of common stock with aggregate gross sales proceeds of up to $3,565,880 under the Distribution Agreement. The shares offered pursuant to the Distribution Agreement are included within the $25,000,000 of securities that may be offered, issued, and sold under the Company’s shelf registration statement.

Under the Distribution Agreement, the Company specifies the parameters for any sales, including the number of shares to be sold, the timing of sales, any limitation on daily sales volume, and minimum acceptable prices. Sales may be made by any method deemed to be an “at-the-market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended.

Pursuant to General Instruction I.B.6 of Form S-3, for so long as the aggregate market value of the Company’s outstanding common stock held by non-affiliates is less than $75 million, the Company may not sell securities in a primary offering with a value exceeding one-third of such aggregate market value during any 12-month period.

Under the terms of the Distribution Agreement, the Company pays Maxim a commission equal to 3.0% of the aggregate gross proceeds from each sale of shares and reimburses certain expenses, including legal fees. The Distribution Agreement contains customary representations, warranties, covenants, indemnification, and contribution provisions. Maxim is not obligated to purchase any shares as principal. Either party may terminate the Distribution Agreement upon notice in accordance with its terms.